INCOME TAXES (Tax Filings Subject To Examination) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Tax payments due to proposed adjustments	$ 1,340	$ 1,563	$ 491
Income tax examination, interest accrued	158
Amount that is reasonably possible that unrecognized tax benefits in the future could decrease		960
Israel [Member]
Income Tax Contingency [Line Items]
Open tax years	2007
Unites States / Internal Revenue Service [Member]
Income Tax Contingency [Line Items]
Open tax years	2009
Unites States / Internal Revenue Service [Member] | Accrued Interest [Member]
Income Tax Contingency [Line Items]
Income tax examination, interest accrued	$ 158
Australia [Member]
Income Tax Contingency [Line Items]
Open tax years	2008
Germany [Member]
Income Tax Contingency [Line Items]
Open tax years	2008
Canada [Member]
Income Tax Contingency [Line Items]
Open tax years	2008
Japan [Member]
Income Tax Contingency [Line Items]
Open tax years	2009
Spain [Member]
Income Tax Contingency [Line Items]
Open tax years	2008